UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Dean Family of Funds

(Exact name of registrant as specified in charter)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Date of fiscal year end:	3/31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s 2006 Semi-Annual Report is filed herewith.

DEAN FAMILY OF FUNDS

Large Cap Value Fund

Small Cap Value Fund

Balanced Fund

International Fund

Semi - Annual Report

September 30, 2006

(Unaudited)

Fund Adviser:

Dean Investment Associates LLC

2480 Kettering Tower

Dayton, OH 45423

Toll Free 1-888-899-8343

DEAN LARGE CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN LARGE CAP FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Large Cap Value Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,042.11	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Large Cap Value Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,037.91	$13.28
Hypothetical (5% return before expenses)	$1,000.00	$1,012.03	$13.11

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN SMALL CAP VALUE FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Small Cap Value Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 - September 30, 2006
Actual	$1,000.00	$934.42	$8.97
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Small Cap Value Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 - September 30, 2006
Actual	$1,000.00	$930.54	$12.59
Hypothetical (5% return before expenses)	$1,000.00	$1,012.02	$13.12

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN BALANCED FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN BALANCED FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Balanced Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,036.90	$9.45
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Balanced Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,032.45	$13.25
Hypothetical (5% return before expenses)	$1,000.00	$1,012.03	$13.12

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN INTERNATIONAL FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN INTERNATIONAL FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean International Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$973.48	$10.39
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61

*Expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean International Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$970.51	$14.08
Hypothetical (5% return before expenses)	$1,000.00	$1,010.77	$14.37

*Expenses are equal to the Fund’s annualized expense ratio of 2.85% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 97.07%	Value

	Accident & Health Insurance - 1.50%
2,800	AFLAC, Inc.	$ 128,128

	Air Courier Services - 2.29%
1,800	FedEx Corp.	195,624

	Auto Controls For Regulating Residential & Commercial Environments - 3.02%
6,300	Honeywell International, Inc.	257,670

	Bituminous Coal & Lignite Surface Mining - 1.12%
3,300	Arch Coal, Inc.	95,403

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.51%
3,000	Cadbury Schweppes Public Ltd., Co. ADR (a)	128,310

	Cable & Other Pay Television Services - 6.28%
10,000	Cablevision Systems Corp. - Class A *	227,100
5,500	Comcast Corp. - Class A	202,675
2,850	Viacom, Inc. - Class B *	105,963
		535,738

	Crude Petroleum & Natural Gas - 1.69%
2,500	Chesapeake Energy Corp	72,450
1,700	XTO Energy, Inc.	71,621
		144,071

	Drilling Oil & Gas Wells - 3.25%
2,300	Noble Corp.	147,614
3,100	Weatherford International Ltd. *	129,332
		276,946

	Electronic Connectors - 1.47%
2,000	TXU Corp.	125,040

	Electronic Computers - 2.22%
8,300	Dell, Inc. *	189,572

	Electronic & Other Electrical Equipment - 4.90%
6,300	General Electric Co.	222,390
6,600	Groupe Danone ADR (a)	195,492
		417,882

	Electronic & Other Services Combined - 1.51%
3,200	Scana Corp.	128,864

	Fire, Marine & Casualty Insurance - 3.26%
4,200	American International Group, Inc.	278,292

	Hospital & Medical Service Plans - 1.63%
2,700	Coventry Health Care, Inc. *	139,104

	Instruments for Measuring & Testing of Electricity & Electric Signals - 1.15%
3,000	Agilent Technologies, Inc. *	98,070

	Insurance Agents, Brokers & Services - 2.66%
4,000	MetLife, Inc.	226,720

	Motor Vehicles & Passenger Car Bodies - 4.55%
7,000	Honda Motor Co., Ltd. ADR (a)	235,410
1,400	Toyota Motor Corp. ADR (a)	152,460
		387,870
*See accompanying notes which are an integral part of these financial statements
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 98.07% - continued	Value

	National Commercial Banks - 9.06%
5,000	JPMorgan Chase & Co.	$ 234,800
1,900	PNC Financial Services Group, Inc.	137,636
7,000	US Bancorp	232,540
3,000	Wachovia Corp.	167,400
		772,376

	Orthopedic, Prosthetic & Surgical Appliance & Supplies - 1.58%
2,000	Zimmer Holdings, Inc. *	135,000

	Personal Credit Institutions - 2.13%
3,500	SLM Corp.	181,930

	Petroleum Refining - 2.93%
3,000	ConocoPhillips	178,590
1,500	Murphy Oil Corp.	71,325
		249,915

	Pharmaceutical Preparations - 3.58%
2,300	Novartis AG ADR (a)	134,412
5,000	Teva Pharmaceutical Industries Ltd. ADR (a)	170,450
		304,862

	Radio & TV Broadcasting & Communication Equipment - 3.61%
1,700	L-3 Communications Holdings, Inc.	133,161
7,000	Motorola, Inc.	175,000
		308,161

	Radiotelephone Communications - 1.76%
2,700	Alltel Corp.	149,850

	Railroads, Line-Hauling - 1.29%
2,500	Norfolk Southern Corp.	110,125

	Retail - Department Stores - 2.23%
4,400	Federated Department Stores, Inc.	190,124

	Retail - Drug Stores & Proprietary Stores - 2.03%
5,400	CVS Corp.	173,448

	Retail - Grocery Stores - 1.46%
4,100	Safeway, Inc.	124,435

	Retail - Lumber & Other Building Materials Dealers - 2.04%
6,200	Lowe's Companies, Inc.	173,972

	Retail - Variety Stores - 1.91%
3,300	Wal-Mart Stores, Inc.	162,756

	Rolling Drawing & Extruding of Nonferrous Metals - 1.41%
4,300	Alcoa, Inc.	120,572
*See accompanying notes which are an integral part of these financial statements

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 98.07% - continued	Value

	Security Brokers, Dealers & Flotation Companies - 1.77%
1,500	Legg Mason, Inc.	$ 151,290

	Semiconductors & Related Devices - 5.28%
9,000	Applied Materials, Inc.	159,570
21,629	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	207,638
2,500	Texas Instruments, Inc.	83,125
		450,333

	Services - Prepackaged Software - 2.98%
9,300	Microsoft Corp.	254,169

	State Commercial Banks - 3.11%
2,400	Northern Trust Corp.	140,232
2,000	State Street Corp.	124,800
		265,032

	Telephone Communications (No Radiotelephone) - 1.51%
7,500	Sprint Nextel Corp.	128,625

	Wholesale - Professional & Commercial Equipment & Supplies - 2.39%
2,600	Fisher Scientific International, Inc.	203,424

	TOTAL COMMON STOCKS (Cost $7,557,088)	$ 8,363,703

	EXCHANGE TRADED FUNDS - 1.45%
1,600	iShares Trust Russell 1000 Value Fund	123,312

	TOTAL EXCHANGE TRADED FUNDS (Cost $117,152)	$ 123,312

	MONEY MARKET SECURITIES - 0.42%
36,066	AIM STIT-STIC Prime Portfolio - Class I	36,066

	TOTAL MONEY MARKET SECURITIES (Cost $36,066)	$ 36,066

	TOTAL INVESTMENTS (Cost $7,710,306) - 99.94%	$ 8,523,081

	Other assets less liabilities - 0.06%	4,713

	TOTAL NET ASSETS - 100.00%	$ 8,527,794

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

*See accompanying notes which are an integral part of these financial statements

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 89.00%	Value

	Accident & Health Insurance - 1.13%
5,000	StanCorp Financial Group, Inc.	$ 223,150

	Air Transportation - 2.58%
22,000	Airtran Holdings, Inc. *	218,240
12,000	SkyWest, Inc.	294,240
		512,480

	Construction Machinery & Equipment - 1.40%
14,000	JLG Industries, Inc.	277,340

	Crude Petroleum & Natural Gas - 1.17%
5,000	Forest Oil Corp. *	157,950
4,000	Mariner Energy, Inc. *	73,480
		231,430

	Draining & Insulating of Nonferrous Wire - 0.93%
20,000	Andrew Corp. *	184,600

	Electric Services - 1.47%
10,000	Otter Tail Corp.	292,400

	Electrical Work - 0.97%
3,500	EMCOR Group, Inc. *	191,940

	Electronic Components & Accessories - 1.56%
22,000	Vishay Intertechnology, Inc. *	308,880
	.
	Fire, Marine & Casualty Insurance - 4.56%
10,500	Aspen Insurance Holdings, Ltd.	271,215
8,000	Endurance Specialty Holdings, Ltd.	282,080
10,000	Harleysville Group, Inc.	349,900
		903,195

	Games, Toys & Children's Vehicles - 1.40%
35,000	LeapFrog Enterprises, Inc. *	277,550

	Leisure Durables & Toys - 1.32%
20,000	Callaway Golf Company	262,200

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.10%
18,000	Quiksilver, Inc. *	218,700

	Miscellaneous Chemical Products - 1.59%
20,000	Hercules, Inc.	315,400

	Miscellaneous Plastics Products - 1.28%
9,500	Spartech Corp.	254,315

	Motor Vehicle Parts & Accessories - 2.34%
17,000	Gentex Corp.	241,570
20,000	Monaco Coach Corp.	222,800
		464,370

*See accompanying notes which are an integral part of these financial statements

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 89.00% - continued	Value

	National Commercial Banks - 2.93%
6,000	First Community Bancorp	$ 335,700
10,000	Susquehanna Bancshares, Inc.	244,400
		580,100

	Newspapers: Publishing or Publishing & Printing - 1.27%
10,000	Lee Enterprises, Inc.	252,400

	Oil & Gas Field Machinery & Equipment - 2.13%
8,000	Gulfmark Offshore, Inc. *	254,720
5,000	Helix Energy Solutions Group, Inc. *	167,000
		421,720

	Ophthalmic Goods - 1.52%
6,000	Bausch & Lomb, Inc.	300,780

	Orthopedic, Prosthetic & Surgical Appliances - 1.74%
6,000	Armor Holdings, Inc. *	343,980

	Paper Mills - 2.14%
14,000	Bowater, Inc.	287,980
10,000	Glatfelter Co.	135,500
		423,480

	Paperboard Containers & Boxes - 1.62%
4,000	Greif, Inc. - Class A	320,440

	Pharmaceutical Preparations - 4.20%
11,000	Alpharma, Inc. - Class A	257,290
6,000	Chattem, Inc. *	210,720
20,000	Par Pharmaceutical Companies, Inc. *	364,800
		832,810

	Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.72%
41,000	PolyOne Corp.	341,530

	Plastics Products - 2.37%
27,000	Entegris, Inc. *	294,570
9,000	Tupperware Brands Corp.	175,140
		469,710

	Radio & TV Broadcasting & Communications - 4.13%
9,000	Comtech Telecommunications Corp. *	301,320
11,000	DSP Group, Inc. *	251,350
35,000	Powerwave Technologies, Inc. *	266,000
		818,670

	Retail - Apparel & Accessory Stores - 1.13%
7,500	Jos A Bank Clothiers, Inc. *	224,700

	Retail - Eating Places - 2.90%
10,000	California Pizza Kitchen, Inc. *	299,300
6,000	Red Robin Gourmet Burgers, Inc. *	276,660
		575,960
*See accompanying notes which are an integral part of these financial statements

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 89.00% - continued	Value

	Retail - Grocery Stores - 2.29%
2,700	Arden Group, Inc. - Class A	$ 314,280
3,500	Weis Markets, Inc.	139,300
		453,580

	Retail - Miscellaneous Shopping Goods Stores - 2.75%
4,500	Dick's Sporting Goods, Inc. *	204,840
13,000	Hibbett Sporting Goods, Inc. *	340,340
		545,180

	Retail - Variety Stores - 1.08%
17,000	Fred's, Inc. - Class A	214,540

	Retail - Women's Clothing Stores - 1.10%
8,000	Talbots, Inc.	218,000

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.93%
11,000	Tredegar Corp.	184,140

	Savings Institution, Federally Chartered - 1.05%
8,000	BankUnited Financial Corp. - Class A	208,560

	Semiconductors & Related Devices - 5.21%
30,000	Aeroflex, Inc. *	308,400
20,000	Exar Corp. *	265,800
11,000	Integrated Device Technology, Inc. *	176,770
20,000	Photronics, Inc. *	282,600
		1,033,570

	Services - Computer Programming Service - 1.01%
13,000	JDA Software Group, Inc. *	200,460

	Services - Computer Processing & Data Preparation - 2.39%
7,500	Per-Se Technologies, Inc. *	170,850
20,000	Trizetto Group, Inc. *	302,800
		473,650

	Services - Home Health Care Services - 1.18%
22,500	Vistacare, Inc. *	234,000

	Services - Motion Picture Theaters - 1.04%
12,000	Carmike Cinemas, Inc.	206,160

	Special Industry Machinery - 1.22%
5,500	Cymer, Inc. *	241,505

	Sporting & Athletic Goods - 1.21%
17,500	Nautilus, Inc.	240,625

	State Commercial Bank - 7.33%
9,000	Cathay General Bancorp	324,900
10,000	Central Pacific Financial Corp.	365,800
7,000	Columbia Banking System, Inc.	224,070
8,500	East West Bancorp	336,685
10,000	Sterling Bancshares Corp.	202,500
		1,453,955
*See accompanying notes which are an integral part of these financial statements

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 89.00% - continued	Value

	Switchgear & Switchboard Apparatus - 1.75%
10,000	Littelfuse, Inc. *	$ 347,000

	Tires & Inner Tubes - 1.52%
30,000	Cooper Tire & Rubber Co.	301,800

	Water Transportation - 1.34%
6,000	Tidewater, Inc.	265,140

	TOTAL COMMON STOCKS (Cost $16,097,742)	$ 17,646,095

	MONEY MARKET SECURITIES - 7.28%
721,677	AIM STIT-STIC Prime Portfolio - Class I	721,677
721,676	AIM STIT-LIQUID Assets Portfolio	721,676

	TOTAL MONEY MARKET SECURITIES (Cost $1,443,353)	$ 1,443,353

	TOTAL INVESTMENTS (Cost $17,541,095) - 96.28%	$ 19,089,448

	Cash and other assets less liabilities - 3.72%	738,448

	TOTAL NET ASSETS - 100.00%	$ 19,827,896

* Non-income producing securities.
*See accompanying notes which are an integral part of these financial statements

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 61.13%	Value

	Accident & Health Insurance - 0.89%
1,600	AFLAC, Inc.	$ 73,216

	Air Courier Services - 1.32%
1,000	FedEx Corp.	108,680

	Auto Controls For Regulating Residential and Commercial Environments - 1.88%
3,800	Honeywell International, Inc.	155,420

	Bituminous Coal & Lignite Surface - 0.70%
2,000	Arch Coal, Inc.	57,820

	Bottled & Canned Soft Drinks & Carbonated Waters - 0.93%
1,800	Cadbury Schweppes Public Ltd., Co. ADR (a)	76,986

	Cable & Other Pay Television Services - 3.94%
5,800	Cablevision Systems Corp. - Class A *	131,718
3,400	Comcast Corp. - Class A	125,290
1,850	Viacom, Inc. - Class B *	68,783
		325,791

	Crude Petroleum & Natural Gas - 0.93%
1,200	Chesapeake Energy Corp	34,776
1,000	XTO Energy, Inc.	42,130
		76,906

	Drilling Oil & Gas Wells - 1.92%
1,300	Noble Corp.	83,434
1,800	Weatherford International Ltd.*	75,096
		158,530

	Electronic Connectors - 0.91%
1,200	TXU Corp.	75,024

	Electronic Computers - 1.11%
4,000	Dell, Inc. *	91,360

	Electronic & Other Electrical Equipment - 3.14%
4,000	General Electric Co.	141,200
4,000	Groupe Danone ADR (a)	118,480
		259,680

	Electric & Other Services Combined - 0.93%
1,900	Scana Corp.	76,513

	Fire, Marine & Casualty Insurance - 2.33%
2,900	American International Group, Inc.	192,154

	Hospital & Medical Service Plans - 0.94%
1,500	Coventry Health Care, Inc. *	77,280

	Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.59%
1,500	Agilent Technologies, Inc. *	49,035

	Insurance Agents, Brokers & Services - 1.65%
2,400	MetLife, Inc.	136,032

	Motor Vehicles & Passenger Car Bodies - 3.29%
4,200	Honda Motor Co., Ltd. ADR (a)	141,246
1,200	Toyota Motor Corp. ADR (a)	130,680
		271,926

*See accompanying notes which are an integral part of these financial statements

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 61.13% - continued	Value

	National Commercial Banks - 5.86%
4,350	JPMorgan Chase & Co.	$ 204,276
1,100	PNC Financial Services Group, Inc.	79,684
3,000	US Bancorp	99,660
1,800	Wachovia Corp.	100,440
		484,060

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.98%
1,200	Zimmer Holdings, Inc. *	81,000

	Personal Credit Institutions - 1.26%
2,000	SLM Corp.	103,960

	Petroleum Refining - 1.74%
1,700	ConocoPhillips	101,201
900	Murphy Oil Corp.	42,795
		143,996

	Pharmaceutical Preparations - 2.08%
1,300	Novartis AG ADR (a)	75,972
2,800	Teva Pharmaceutical Industries Ltd. ADR (a)	95,452
		171,424

	Radio & TV Broadcasting & Communication Equipment - 3.07%
1,000	L-3 Communications Holdings, Inc.	78,330
7,000	Motorola, Inc.	175,000
		253,330

	Radiotelephone Communications - 1.07%
1,600	Alltel Corp.	88,800

	Railroads, Line-Hauling - 1.17%
2,200	Norfolk Southern Corp.	96,910

	Retail - Department Stores - 1.36%
2,600	Federated Department Stores	112,346

	Retail - Drug Stores & Proprietary Stores - 1.24%
3,200	CVS Corp.	102,784

	Retail - Grocery Stores - 0.88%
2,400	Safeway, Inc.	72,840

	Retail - Lumber & Other Building Materials Dealers - 1.15%
3,400	Lowe's Companies, Inc.	95,404

	Retail - Variety Stores - 1.13%
1,900	Wal-Mart Stores, Inc.	93,708

	Rolling Drawing & Extruding of Nonferrous Metals - 0.85%
2,500	Alcoa, Inc.	70,100

	Security Brokers, Dealers & Flotation Companies - 1.10%
900	Legg Mason, Inc.	90,774

	Semiconductors & Related Devices - 3.14%
5,500	Applied Materials, Inc.	97,515
12,359	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	118,646
1,300	Texas Instruments, Inc.	43,225
		259,386

*See accompanying notes which are an integral part of these financial statements

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 61.13% - continued	Value

	Services - Prepackaged Software - 1.42%
4,300	Microsoft Corp.	$ 117,519

	State Commercial Banks - 1.90%
1,400	Northern Trust Corp.	81,802
1,200	State Street Corp.	74,880
		156,682

	Telephone Communications (No Radiotelephone) - 0.91%
4,400	Sprint Nextel Corp.	75,460

	Wholesale - Professional & Commercial Equipment & Supplies - 1.42%
1,500	Fisher Scientific International, Inc.	117,360

	TOTAL COMMON STOCKS (Cost $4,543,882)	$ 5,050,196

	EXCHANGE TRADED FUNDS - 7.09%
7,600	iShares Trust Russell 1000 Value Fund	585,732

	TOTAL EXCHANGE TRADED FUNDS (Cost $556,472)	$ 585,732
Principal
Value	FIXED INCOME OBLIGATIONS - 30.37%

$ 150,000	Bank of America Corp., 7.400%, 01/15/11	162,491
150,000	Commercial Credit Co., 6.625%, 06/01/15	162,367
100,000	Freddie Mac, 5.750%, 01/15/12	103,904
600,000	Freddie Mac, 4.750%, 01/18/11	596,944
170,000	Fannie Mae, 4.250%, 08/15/10	166,286
200,000	Fannie Mae, 7.125%, 03/15/07	201,616
280,000	Fannie Mae, 6.000%, 05/15/08	284,416
300,000	New Plan Excel, 7.40%, 09/15/09	320,430
200,000	U.S. Treasury Notes, 6.000%, 08/15/09	207,367
300,000	U.S. Treasury Notes, 6.125%, 08/15/07	302,988

	TOTAL FIXED INCOME OBLIGATIONS (Cost $2,483,218)	$ 2,508,809

Shares	MONEY MARKET SECURITIES - 1.10%
90,592	AIM STIT-STIC Prime Portfolio - Class I	90,592

	TOTAL MONEY MARKET SECURITIES (Cost $90,592)	$ 90,592

	TOTAL INVESTMENTS (Cost $7,674,164) - 99.69%	$ 8,235,329

	Other assets less liabilities - 0.31%	25,237

	TOTAL NET ASSETS - 100.00%	$ 8,260,566

* Non-income producing securities.

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.94%	Value

	Australia - 2.11%
20,800	ABC Learning Centres Ltd. *	$ 97,170
18,900	Excel Coal LTD. *	133,993
22,033	Transurban Group *	120,031
		351,194

	Belgium - 0.81%
1,274	KBC Bankverzekeringsholding	134,033

	Brazil - 7.65%
27,793	All America Latina Logist-PR	217,633
3,663	Compania De Bebidas (a)	166,227
9,142	Diagnosticos Da America S.A. *	171,807
10,350	Gafisa S.A. *	133,725
15,500	Natura Cosmeticos S.A.	190,626
5,244	Petroleo Brasileiros ADR (a)	392,461
		1,272,479

	Canada - 1.34%
3,998	Goldcorp, Inc.	94,458
47,021	Oncolytics Biotech, Inc. *	128,542
		223,000

	France - 10.70%
9,717	Alcatel Alsthom Cie	118,539
3,103	AXA	114,309
4,289	Carrefour Eur2.5	270,738
2,161	L'Oreal Euro	219,276
1,890	Sanofi-Synthelabo	168,074
2,090	Societe Generale	332,271
4,461	Total Fina Elf S.A.	292,446
7,314	Vivendi Universal	263,411
		1,779,064

	Germany - 10.43%
13,528	Comdirect Bank AG	144,808
1,580	Deutsche Boerse AG	237,180
3,757	Deutsche Post AG	98,423
2,236	Deutsche Postbank AG	169,612
2,145	Deutsche Wohnen AG	129,070
2,672	E.On Ag NPV	317,194
1,523	Henkel KGAA Non-VTG	212,398
4,210	Praktiker Bau-Und Heimwerk A	138,716
1,453	SAP GR	288,060
		1,735,461

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.94% - continued	Value

	Hong Kong - 1.63%
18,500	Espirit Holdings Ltd. *	$ 168,683
48,000	Melco International Development *	102,748
		271,431

	Indonesia - 1.55%
95,000	Astra International Bank *	128,211
248,500	Bank of Central Asia	129,974
		258,185

	Ireland - 1.23%
8,193	Irish Life & Permanent PLC. *	205,084

	Italy - 2.41%
6,689	ENI SPA	198,026
24,551	Unicredito Italiano S.p.A.	203,555
		401,581

	Japan - 13.93%
4,200	Canon, Inc. *	219,134
1,500	Hakuhodo Dy Holdings	97,955
74	Japan Tobacco, Inc. *	287,689
5,000	Kao Corp. *	133,401
1,900	Misawa Homes Holding *	58,256
15	Mitsubishi UFJ Financial Group	193,114
24	Mizuho Financial Group	186,202
16,000	Mizuno Corp. *	113,294
1,900	Murata MFG Co. *	131,961
14,000	Nikko Cordial Corp. *	162,453
4,100	NSD Co., Ltd.	167,035
7,100	Toyota Motor Corp. *	386,075
1,800	Yamada Denki Co.	180,511
		2,317,080

	Malaysia - 0.81%
87,600	Bursa Malaysia BHD *	135,390

	Netherlands - 3.63%
5,273	Koninklijke Numico	237,131
3,894	Philips Electronics	136,492
13,773	Reed Elsevier NV	229,434
		603,057

	Norway - 1.44%
5,668	Norsk Hydro A.S.A.	126,729
4,755	Statoil A.S.A.	112,516
		239,245

*See accompanying notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.94% - continued	Value

	Russia - 3.16%
1,502	LUKOIL (a)	$ 114,452
4,723	OAO Gazprom (a)	204,506
7,917	Sistema JSFC GDR (b)	207,030
		525,988

	Singapore - 2.24%
14,000	DBS Group Holdings Ltd. *	169,440
22,000	Singapore Airlines Ltd. *	202,471
		371,911

	South Korea - 3.38%
2,129	KT&G Corp. - 144A GDR (b)	64,232
1,580	KT&G Corp.	95,985
759	Samsung Electronic - 144A GDR (b)	266,409
880	Samsung Fire & Marine	135,277
		561,903

	South Africa - 0.65%
13,320	MTN Group Ltd.	108,025

	Sweden - 1.57%
75,333	Ericsson	261,095

	Switzerland - 9.98%
1,363	Nestlé S.A.	473,898
6,709	Novartis AG	390,556
2,189	Roche Holding AG Genusscheine	377,402
4,535	UBS AG	270,509
600	Zurich Financial	147,010
		1,659,375

	Thailand - 3.20%
50,600	Advanced Information Services plc	121,165
289,800	Bank of Ayudhya Public Company plc *	132,621
29,800	Banpu plc *	115,759
101,800	Siam Commercial Bank plc	162,512
		532,057

	Taiwan - 0.81%
1,272	High Tech Computers GDR (b)	134,665

	United Kingdom - 15.28%
3,985	Anglo American plc *	166,203
13,738	Barclays plc *	172,944
12,258	BHP Billiton plc *	211,092
7,942	British American Tobacco plc *	214,200
14,328	GlaxoSmithKline plc *	380,546
31,465	Icap plc *	303,249
5,116	Imperial Tobacco *	170,087
11,870	Prudential plc *	147,100
21,712	Smith & Nephew *	199,216
9,935	Standard Chartered plc *	253,849
20,693	Tesco plc Ord *	139,139
80,673	Vodafone Group plc *	184,204
		2,541,829
	TOTAL COMMON STOCKS (Cost $14,345,697)	$ 16,623,132

*See accompanying notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

Shares		Value
MONEY MARKET SECURITIES - 0.90%
148,944	Dreyfus Cash Management	$ 148,944

	TOTAL MONEY MARKET SECURITIES (Cost $148,944)	$ 148,944

	TOTAL INVESTMENTS (Cost $14,494,640) - 100.84%	$ 16,772,076

	Liabilities in excess of cash and other assets - (0.84)%	(139,485)

	TOTAL NET ASSETS - 100.00%	$ 16,632,591

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

*See accompanying notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2006 (Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Banking	14.69%
Pharmaceutical	8.95%
Oil & Natural Gas	8.67%
Communications	7.25%
Financial Services	6.93%
Food & Beverages	6.31%
Tobacco Products	5.00%
Insurance	4.70%
Personal Care	4.51%
Electronics	4.30%
Transportation	3.84%
Mining and Metals	3.34%
Motor Vehicles	3.09%
Computers	1.81%
Media	1.58%
Building Materials	1.19%
Semiconductors	0.00%
Other	13.78%
Total	99.94%
Money Market	0.90%
Liabilities in excess of cash and other assets	(0.84)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements

DEAN FAMILY OF FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2006

(Unaudited)

	Large Cap	Small Cap	Balanced	International
	Value Fund	Value Fund	Fund	Fund

ASSETS
Investment in securities: (Notes 2,5,6 & 7)
At cost	$ 7,710,306	$ 17,541,095	$ 7,674,164	$ 14,494,641
At value	$ 8,523,081	$ 19,089,448	$ 8,235,329	$ 16,772,076

Cash	-	768,864	-	-
Cash denominated in foreign currency (Cost $12,793) (Note 6)	-	-	-	12,698
Dividends and interest receivable (Note 2 & 6)	14,637	14,595	36,599	21,309
Tax reclaims receivable	-	-	-	11,903
Unrealized appreciation on forward foreign
currency exchange contracts (Note 8)	-	-	-	369
Receivable for securities sold	-	94,974	-	149,900
Receivable for capital shares sold	-	310	14,139	1,581
Prepaid expenses	11,001	10,714	10,610	8,273
TOTAL ASSETS	8,548,719	19,978,905	8,296,677	16,978,109

LIABILITIES
Payable to Adviser (Note 4)	1,104	10,279	993	10,546
Payable for securities purchased	-	83,686	-	264,628
Unrealized appreciation on forward foreign
currency exchange contracts (Note 8)	-	-	-	26,132
Payable to trustees	2,103	4,856	2,153	3,682
Payable for capital shares redeemed	-	23,751	-	14,586
Distributions payable	-	-	14,456	-
Other liabilities	17,718	28,437	18,509	25,944
TOTAL LIABILITIES	20,925	151,009	36,111	345,518

NET ASSETS	$ 8,527,794	$ 19,827,896	$ 8,260,566	$ 16,632,591

Net assets consist of:
Paid in capital	$ 10,459,095	$ 16,124,739	$ 8,517,294	$ 14,464,049
Accumulated undistributed net investment income (loss)	(3,486)	(62,611)	(124)	144,721
Accumulated net realized gains (losses) from security
transactions	(2,740,590)	2,217,415	(817,769)	(227,572)
Net unrealized appreciation on investments (Note 2)	812,775	1,548,353	561,165	2,277,435
Net unrealized depreciation on translation of assets
and liabilities in foreign currencies (Note 6)	-	-	-	(26,042)

NET ASSETS	$ 8,527,794	$ 19,827,896	$ 8,260,566	$ 16,632,591
*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS & LIABILITIES - continued
September 30, 2006
(Unaudited)
	Large Cap	Small Cap	Balanced	International
	Value Fund	Value Fund	Fund	Fund

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$ 8,270,202	$ 19,514,614	$ 7,892,606	$ 15,865,705

Shares of beneficial interest outstanding (unlimited
numbers of shares authorized)	696,183	1,304,541	724,078	1,054,422

Net asset value and redemption price per share *	$ 11.88	$ 14.96	$ 10.90	$ 15.05

Maximum offering price per share	$ 12.54	$ 15.79	$ 11.50	$ 15.88

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$ 257,592	$ 313,282	$ 367,960	$ 766,886

Shares of beneficial interest outstanding (unlimited
numbers of shares authorized)	23,518	22,061	36,143	52,978

Net asset value, offering price, and redemption
price per share *	$ 10.95	$ 14.20	$ 10.18	$ 14.48

* Redemption price per share may vary under certain circumstances including the length of time the shares were held. (Note 2)
*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2006
(Unaudited)

	Large Cap	Small Cap	Balanced	International
	Value Fund	Value Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of
$29,069 for the International Fund) (Note 2 & 6)	$ 72,245	$ 100,676	$ 45,907	$ 224,821
Interest (Note 2)	2,980	4,798	65,724	5,217
TOTAL INCOME	75,225	105,474	111,631	230,038

EXPENSES
Investment advisory fees (Note 4)	42,017	90,214	40,656	104,770
Professional fees	13,100	28,173	13,241	22,320
Accounting services fees (Note 4)	14,878	15,568	15,465	22,772
Transfer agent and shareholder servicing (Note 4)
Class A	12,532	16,378	11,412	14,281
Class C	456	298	553	734
Registration fees
Class A	7,790	7,975	7,166	7,847
Class C	3,905	3,962	4,004	4,211
Administrative services fees (Note 4)	7,519	7,721	7,521	7,478
Custodian fees	3,384	5,338	3,360	21,958
Trustees' fees and expenses	2,718	6,017	2,657	5,014
Reports to shareholders	1,806	3,761	1,605	3,008
Insurance expense	902	1,856	868	1,605
Other expenses	952	952	952	952
TOTAL EXPENSES	111,959	188,213	109,460	216,950
Fees waived and expenses reimbursed by Adviser (Note 4)	(33,248)	(20,128)	(32,891)	(37,744)
NET EXPENSES	78,711	168,085	76,569	179,206

NET INVESTMENT INCOME (LOSS)	$ (3,486)	$ (62,611)	$ 35,062	$ 50,832

REALIZED & UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Security transactions	$160,159	$ 605,859	$ 113,229	$ 949,110
Foreign currency transactions (Note 6)	-	-	-	4,994
Net change in unrealized appreciation (depreciation) on:
Investments	190,402	(1,818,747)	142,907	(1,479,310)
Foreign currency translation (Note 6)	-	-	-	(8,897)

NET REALIZED & UNREALIZED GAINS (LOSSES)
ON INVESTMENTS & FOREIGN CURRENCIES	350,561	(1,212,888)	256,136	(534,103)

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$347,075	$ (1,275,499)	$ 291,198	$ (483,271)

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Value Fund		Small Cap Value Fund

	Six Months		Six Months
	Ended	Year	Ended	Year
	September	Ended	September	Ended
	30, 2006	March 31,	30, 2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

FROM OPERATIONS:
Net investment loss	$ (3,486)	$ (8,677)	$ (62,611)	$ (135,227)
Net realized gains from security transactions	160,159	894,600	605,859	1,762,178
Net change in net unrealized appreciation (depreciation)
on investments	190,402	24,035	(1,818,747)	1,422,794
Net increase (decrease) in net assets from operations	347,075	909,958	(1,275,499)	3,049,745

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains, Class A	-	-	-	(967,385)
From realized gains, Class C	-	-	-	(19,333)
Decrease in net assets from distributions to shareholders
	-	-	-	(986,718)

FROM CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from shares sold	39,668	349,674	2,138,131	292,609
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	-	-	914,114
Payments for shares redeemed	(273,634)	(451,568)	(378,670)	(762,552)
Net increase (decrease) in net assets from Class A
share transactions	(233,966)	(101,894)	1,759,461	444,171

Class C
Proceeds from shares sold	2,285	28,814	1,813	88,946
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	-	-	6,184
Payments for shares redeemed	(47,600)	(345,786)	(2,500)	(186,018)

Net decrease in net assets from Class C share transactions	(45,315)	(316,972)	(687)	(90,888)
Net increase (decrease) in net assets from capital share transactions	(279,281)	(418,866)	1,758,774	353,283

TOTAL INCREASE IN NET ASSETS	$ 67,794	$ 491,092	$ 483,275	$ 2,416,310

NET ASSETS:
Beginning of period	$ 8,460,000	$ 7,968,908	$ 19,344,621	$ 16,928,311
End of period	$ 8,527,794	$ 8,460,000	$ 19,827,896	$ 19,344,621

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)	$ (3,486)	$ -	$ (62,611)	$ -

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN
NET ASSETS - continued	Large Cap Value Fund		Small Cap Value Fund

	Six Months		Six Months
	Ended	Year	Ended	Year
	September	Ended	September	Ended
	30, 2006	March 31,	30, 2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006
CAPITAL SHARE ACTIVITY:
Class A
Shares sold	3,444	32,323	141,734	19,722
Shares issued in reinvestment of distributions
to shareholders	-	-	-	62,826
Shares redeemed	(23,895)	(42,001)	(24,417)	(49,720)
Net increase (decrease) in shares outstanding	(20,451)	(9,678)	117,317	32,828
Shares outstanding, beginning of period	716,634	726,312	1,187,224	1,154,396
Shares outstanding, end of period	696,183	716,634	1,304,541	1,187,224

Class C
Shares sold	215	2,943	122	6,328
Shares issued in reinvestment of distributions
to shareholders	-	-	-	444
Shares redeemed	(4,409)	(35,967)	(176)	(12,980)
Net decrease in shares outstanding	(4,194)	(33,024)	(54)	(6,208)
Shares outstanding, beginning of period	27,712	60,736	22,115	28,323
Shares outstanding, end of period	23,518	27,712	22,061	22,115

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued
	Balanced Fund		International Fund

	Six Months		Six Months
	Ended	Year	Ended	Year
	September 30,	Ended	September 30,	Ended
	2006	March 31,	2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

FROM OPERATIONS:
Net investment income	$ 35,062	$ 49,127	$ 50,832	$ 100,936
Net realized gains (losses) from:
Security transactions	113,229	565,124	949,110	2,155,255
Foreign currency transactions	-	-	4,994	(38,379)
Net change in net unrealized appreciation (depreciation) on:
Investments	142,907	23,083	(1,479,310)	1,498,326
Foreign currency translation	-	-	(8,897)	(21,753)
Net increase (decrease) in net assets from operations	291,198	637,334	(483,271)	3,694,385

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income, Class A	(35,273)	(49,040)	-	(40,453)
From net investment income, Class C	-	-	-	(3,493)
Decrease in net assets from distributions to shareholders
	(35,273)	(49,040)	-	(43,946)

FROM CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from shares sold	50,168	92,402	448,746	109,369
Net asset value of shares issued in
reinvestment of distributions to shareholders	34,957	48,075	-	34,333
Payments for shares redeemed	(170,531)	(209,506)	(200,412)	(618,851)
Net increase (decrease) in net assets from Class A
share transactions	(85,406)	(69,029)	248,334	(475,149)

Class C
Proceeds from shares sold	1,975	31,239	140,402	69,179
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	-	-	1,272
Payments for shares redeemed	(19,382)	(28,544)	(166,116)	(435,557)
Net increase (decrease) in net assets from Class C
share transactions	(17,407)	2,695	(25,714)	(365,106)
Net increase (decrease) in assets from capital share transactions	(102,813)	(66,334)	222,620	(840,255)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$ 153,112	$ 521,960	$ (260,651)	$ 2,810,184

NET ASSETS:
Beginning of period	$ 8,107,454	$ 7,585,494	$ 16,893,242	$ 14,083,058
End of period	$ 8,260,566	$ 8,107,454	$ 16,632,591	$ 16,893,242

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)	$ (124)	$ 87	$ 144,721	$ 93,889

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES
IN NET ASSETS - continued
	Balanced Fund		International Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	September	Ended	September	Ended
	30, 2006	March 31,	30, 2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006
CAPITAL SHARE ACTIVITY:
Class A
Shares sold	4,683	9,026	28,096	8,162
Shares issued in reinvestment of distributions
to shareholders	3,276	4,691	-	2,479
Shares redeemed	(16,104)	(20,786)	(13,352)	(47,459)
Net increase (decrease) in shares outstanding	(8,145)	(7,069)	14,744	(36,818)
Shares outstanding, beginning of period	732,223	739,292	1,039,678	1,076,496
Shares outstanding, end of period	724,078	732,223	1,054,422	1,039,678

Class C
Shares sold	199	3,316	9,185	5,476
Shares issued in reinvestment of distributions
to shareholders	-	-	-	95
Shares redeemed	(1,938)	(3,004)	(11,444)	(35,611)
Net increase (decrease) in shares outstanding	(1,739)	312	(2,259)	(30,040)
Shares outstanding, beginning of period	37,882	37,570	55,237	85,277
Shares outstanding, end of period	36,143	37,882	52,978	55,237

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding
Throughout Each Period

	Six Months Ended September		Year Ended	Year Ended
	30, 2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 11.40		$ 10.18	$ 9.46
Income (loss) from investment operations:
Net investment loss	-		(0.01)	(0.01)
Net realized and unrealized gains (losses)
on investments	0.48		1.23	0.73
Total income (loss) from investment operations	0.48		1.22	0.72

Less distributions:
From net realized gains	-		-	-
Total distributions	-		-	-

Net asset value, end of period	$ 11.88		$ 11.40	$ 10.18

Total Return (b)	4.21%	(c)	11.98%	7.61%

Net assets, end of period	$ 8,270,202		$ 8,167,690	$ 7,392,623

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.57%	(d)	2.73%	2.75%
After fee waivers and/or expense reimbursement by Adviser
and Accounting Services Agent	1.85%	(d)	1.85%	1.85%
Ratio of net investment loss
to average net assets	(0.06)%	(d)	(0.07)%	(0.10)%
Portfolio turnover rate	30%		62%	43%

*Class A Large Cap Value Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS

LARGE CAP VALUE FUND - CLASS A-continued table
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding

Throughout Each Period

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.40	$ 10.75	$ 11.97
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.03)	(0.06)	(a)
Net realized and unrealized gains (losses)
on investments	3.10	(4.08)	0.12
Total income (loss) from investment operations	3.06	(4.11)	0.06

Less distributions:
From net realized gains	-	(0.24)	(1.28)
Total distributions	-	(0.24)	(1.28)

Net asset value, end of period	$ 9.46	$ 6.40	$ 10.75

Total Return (b)	47.81%	(38.49)%	0.17%

Net assets, end of period	$ 7,459,239	$ 6,725,313	$ 15,204,763

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.58%	2.31%	1.91%
After fee waivers and/or expense reimbursement by Adviser
and Accounting Services Agent	1.85%	1.85%	1.85%
Ratio of net investment loss
to average net assets	(0.37)%	(0.32)%	(0.52)%
Portfolio turnover rate	42%	55%	102%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 10.55		$ 9.49	$ 8.88
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.11)	(0.09)
Net realized and unrealized gains (losses)
on investments	0.45		1.17	0.70
Total income (loss) from investment operations	0.40		1.06	0.61

Less distributions:
From net realized gains	-		-	-
Total distributions	-		-	-

Net asset value, end of period	$ 10.95		$ 10.55	$ 9.49

Total Return (b)	3.79%	(c)	11.17%	6.87%

Net assets, end of period	$ 257,592		$ 292,310	$ 576,285

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	5.54%	(d)	4.80%	2.86%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	(d)	2.60%	2.60%
and Accounting Services Agent
Ratio of net investment loss
to average net assets	(0.82)%	(d)	(0.81)%	(0.85)%
Portfolio turnover rate	30%		62%	43%

*Class C Large Cap Value Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS

LARGE CAP VALUE FUND - CLASS C-continued table

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.05	$ 10.29	$ 11.59
Income (loss) from investment operations:
Net investment loss	(0.09)	(0.09)	(0.14)	(a)
Net realized and unrealized gains (losses)
on investments	2.92	(3.91)	0.12
Total income (loss) from investment operations	2.83	(4.00)	(0.02)

Less distributions:
From net realized gains	-	(0.24)	(1.28)
Total distributions	-	(0.24)	(1.28)

Net asset value, end of period	$ 8.88	$ 6.05	$ 10.29

Total Return (b)	46.78%	(39.16)%	(0.52)%

Net assets, end of period	$ 551,953	$ 411,878	$ 907,393

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	4.24%	2.65%	3.03%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	2.60%	2.60%
and Accounting Services Agent
Ratio of net investment loss
to average net assets	(1.11)%	(1.06)%	(1.28)%
Portfolio turnover rate	42%	55%	102%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 16.01		$ 14.33	$ 14.91
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.11)	(0.08)
Net realized and unrealized gains (losses)
on investments	(1.00)		2.64	1.81
Total income (loss) from investment operations	(1.05)		2.53	1.73

Less distributions:
From net investment income	-		-	-
From net realized gains	-		(0.85)	(2.31)
Total distributions	-		(0.85)	(2.31)

Net asset value, end of period	$ 14.96		$ 16.01	$ 14.33

Total Return (b)	(6.56)%	(c)	18.22%	11.56%

Net assets, end of period	$ 19,514,614		$ 19,007,165	$ 16,537,565

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.04%	(d)	2.15%	2.23%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	(d)	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.68)%	(d)	(0.75)%	(0.55)%
Portfolio turnover rate	36%		48%	72%

*Class A Small Cap Value Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A- continued table
FINANCIAL HIGHLIGHTS (Continued)

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 9.55	$ 13.37	$ 10.40
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.08)	0.03	(a)
Net realized and unrealized gains (losses)
on investments	5.50	(3.69)	2.97
Total income (loss) from investment operations	5.36	(3.77)	3.00

Less distributions:
From net investment income	-	-	(0.03)
From net realized gains	-	(0.05)	-
Total distributions	-	(0.05)	(0.03)

Net asset value, end of period	$ 14.91	$ 9.55	$ 13.37

Total Return (b)	56.13%	(28.24)%	28.88%

Net assets, end of period	$ 16,435,083	$ 12,078,397	$ 21,187,653

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.08%	2.01%	1.84%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	1.85%	1.84%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.99)%	(0.65)%	0.26%
Portfolio turnover rate	82%	82%	67%

(a) Net investment income is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

SMALL CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 15.26		$ 13.80	$ 14.44
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.21)	(0.16)
Net realized and unrealized gains (losses)
on investments	(0.96)		2.52	1.83
Total income (loss) from investment operations	(1.06)		2.31	1.67

Less distributions:
From net realized gains	-		(0.85)	(2.31)
Total distributions	-		(0.85)	(2.31)

Net asset value, end of period	$ 14.20		$ 15.26	$ 13.80

Total Return (b)	(6.95)%	(c)	17.31%	11.61%

Net assets, end of period	$ 313,282		$ 337,456	$ 390,746

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	4.47%	(d)	4.47%	2.37%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	(d)	2.60%	2.36%
and Accounting Services Agent
Ratio of net investment loss
to average net assets	(1.43)%	(d)	(1.50)%	(1.01)%
Portfolio turnover rate	36%		48%	72%

*Class C Small Cap Value Fund Financial Highlights continued on next table.

   DEAN FAMILY OF FUNDS

SMALL CAP VALUE FUND - CLASS C continued table
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 9.31	$ 13.05	$ 10.20
Income (loss) from investment operations:
Net investment loss	(0.23)	(0.11)	(0.06)	(a)
Net realized and unrealized gains (losses)
on investments	5.36	(3.58)	2.91
Total income (loss) from investment operations	5.13	(3.69)	2.85

Less distributions:
From net realized gains	-	(0.05)	-
Total distributions	-	(0.05)	-

Net asset value, end of period	$ 14.44	$ 9.31	$ 13.05

Total Return (b)	55.10%	(28.32)%	27.94%

Net assets, end of period	$ 686,086	$ 527,921	$ 797,669

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	3.53%	2.19%	3.69%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	2.19%	2.60%
and Accounting Services Agent
Ratio of net investment loss
to average net assets	(1.74)%	(0.99)%	(0.49)%
Portfolio turnover rate	82%	82%	67%

(a) Net investment income loss is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Not Annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 10.56		$ 9.80	$ 9.41
Income (loss) from investment operations:
Net investment income	0.05		0.07	0.05
Net realized and unrealized gains (losses)
on investments	0.34		0.76	0.39
Total income (loss) from investment operations	0.39		0.83	0.44

Less distributions:
From net investment income	(0.05)		(0.07)	(0.05)
From net realized gains	-		-	-
From return of capital	-		-	-	(b)
Total distributions	(0.05)		(0.07)	(0.05)

Net asset value, end of period	$ 10.90		$ 10.56	$ 9.80

Total Return (c)	3.69%	(d)	8.46%	4.65%

Net assets, end of period	$ 7,892,606		$ 7,733,975	$ 7,241,665

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.60%	(e)	2.75%	2.73%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	(e)	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income
to average net assets	0.89%	(e)	0.66%	0.44%
Portfolio turnover rate	21%		56%	29%

*Class A Balance Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A continued table
FINANCIAL HIGHLIGHTS (Continued)

		Year Ended	Year Ended	Year Ended
		March 31,	March 31,	March 31,
		2004	2003	2002

Net asset value, beginning of period		$ 6.89	$ 10.15	$ 10.92
Income (loss) from investment operations:
Net investment income		0.04	0.06	0.09	(a)
Net realized and unrealized gains (losses)
on investments		2.53	(2.69)	(0.26)
Total income (loss) from investment operations		2.57	(2.63)	(0.17)

Less distributions:
From net investment income		(0.03)	(0.06)	(0.10)
From net realized gains		-	(0.26)	(0.50)
From return of capital	(b)	(0.02)	(0.31)	-
Total distributions		(0.05)	(0.63)	(0.60)

Net asset value, end of period		$ 9.41	$ 6.89	$ 10.15

Total Return (c)		37.36%	(26.10)%	(1.75)%

Net assets, end of period		$ 8,786,461	$ 8,183,461	$ 12,509,111

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser		2.41%	2.21%	2.01%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser		1.85%	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income
to average net assets		0.41%	0.77%	0.88%
Portfolio turnover rate		44%	51%	86%

(a) Net investment income is based on average shares outstanding during the year.

(b) Return of capital represents less than $0.01 per share.

(c) Total returns shown exclude the effect of applicable sales loads.

(d) Not Annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 9.86		$ 9.15	$ 8.81
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	(0.04)
Net realized and unrealized gains (losses)
on investments	0.31		0.72	0.38
Total income (loss) from investment operations	0.32		0.71	0.34

Less distributions:
From net investment income	-		-	-
From net realized gains	-		-	-
From return of capital	-		-	-
Total distributions	-		-	-

Net asset value, end of period	$ 10.18		$ 9.86	$ 9.15

Total Return (b)	3.25%	(c)	7.76%	3.86%

Net assets, end of period	$ 367,960		$ 373,479	$ 343,829

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	4.69%	(d)	5.52%	2.83%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	(d)	2.60%	2.60%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	0.16%	(d)	(0.08)%	(0.33)%
Portfolio turnover rate	21%		56%	29%
*Class C Balance Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C-continued table
FINANCIAL HIGHLIGHTS (Continued)

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.50	$ 9.63	$ 10.40
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.01	-	(a)
Net realized and unrealized gains (losses)
on investments	2.38	(2.53)	(0.23)
Total income (loss) from investment operations	2.35	(2.52)	(0.23)

Less distributions:
From net investment income	-	(0.04)	(0.04)
From net realized gains	-	(0.26)	(0.50)
From return of capital	(0.04)	(0.31)	-
Total distributions	(0.04)	(0.61)	(0.54)

Net asset value, end of period	$ 8.81	$ 6.50	$ 9.63

Total Return (b)	36.16%	(26.37)%	(2.38)%

Net assets, end of period	$ 602,299	$ 770,459	$ 1,205,394

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	3.79%	2.35%	4.01%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.60%	2.35%	2.60%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.32)%	0.29%	0.00%
Portfolio turnover rate	44%	51%	86%

(a) Net investment income (loss) is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 15.46		$ 12.14	$ 10.45
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.11
Net realized and unrealized gains (losses)
on investments	(0.46)		3.26	1.75
Total income (loss) from investment operations	(0.41)		3.36	1.86

Less distributions:
From net investment income	-		(0.04)	(0.17)
From return of capital	-		-	-
Total distributions	-		(0.04)	(0.17)

Net asset value, end of period	$ 15.05		$ 15.46	$ 12.14

Total Return (b)	(2.65)%	(c)	27.70%	17.82%

Net assets, end of period	$ 15,865,705		$ 16,068,877	$ 13,073,914

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.54%	(d)	2.78%	2.91%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.10%	(d)	2.10%	2.10%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	0.64%	(d)	0.71%	0.99%
Portfolio turnover rate	59%		87%	94%
*Class A International Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS A continued table
FINANCIAL HIGHLIGHTS (Continued)

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.84	$ 9.18	$ 9.96
Income (loss) from investment operations:
Net investment income (loss)	0.04	-	(0.06)	(a)
Net realized and unrealized gains (losses)
on investments	3.98	(2.34)	(0.71)
Total income (loss) from investment operations	4.02	(2.34)	(0.77)

Less distributions:
From net investment income	(0.37)	-	(0.01)
From return of capital	(0.04)	-	-
Total distributions	(0.41)	-	(0.01)

Net asset value, end of period	$ 10.45	$ 6.84	$ 9.18

Total Return (b)	59.23%	(25.49)%	(7.77)%

Net assets, end of period	$ 10,842,350	$ 7,041,919	$ 12,078,887

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	3.34%	3.07%	2.73%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.10%	2.10%	2.10%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	0.33%	(0.05)%	(0.67)%
Portfolio turnover rate	131%	143%	121%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 14.92		$ 11.83	$ 10.17
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04	0.02
Net realized and unrealized gains (losses)
on investments	(0.43)		3.11	1.71
Total income (loss) from investment operations	(0.44)		3.15	1.73

Less distributions:
From net investment income	-		(0.06)	(0.07)
From return of capital	-		-	-
Total distributions	-		(0.06)	(0.07)

Net asset value, end of period	$ 14.48		$ 14.92	$ 11.83

Total Return (b)	(2.95)%	(c)	26.71%	17.05%

Net assets, end of period	$ 766,886		$ 824,365	$ 1,009,144

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	3.39%	(d)	3.72%	3.09%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.85%	(d)	2.85%	2.85%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.11)%	(d)	0.20%	0.20%
Portfolio turnover rate	59%		87%	94%

*Class C International Fund Financial Highlights continued on next table.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND - CLASS C
FINANCIAL HIGHLIGHTS (Continued) continued table

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.66	$ 9.06	$ 9.88
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.07)	(0.12)	(a)
Net realized and unrealized gains (losses)
on investments	4.05	(2.33)	(0.70)
Total income (loss) from investment operations	3.90	(2.40)	(0.82)

Less distributions:
From net investment income	(0.35)	-	-
From return of capital	(0.04)	-	-
Total distributions	(0.39)	-	-

Net asset value, end of period	$ 10.17	$ 6.66	$ 9.06

Total Return (b)	59.15%	(26.49)%	(8.30)%

Net assets, end of period	$ 781,007	$ 446,561	$ 840,398

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	4.70%	3.23%	4.16%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.85%	2.85%	2.85%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.42)%	(0.71)%	(1.30)%
Portfolio turnover rate	131%	143%	121%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

1. Organization

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund (individually, the “Fund”, collectively, the “Funds”). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Fund) were purchased at $10.00 per share. The International Fund was capitalized on October 13, 1997, when the initial shares of the International Fund were purchased at $10.00 per share.

The Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.54% of net asset value and a distribution and service fee of up to 0.25% per annum of the average daily net assets allocable to Class A shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% of net asset value if redeemed within a one-year period from purchase and a distribution and service fee of up to 1.00% per annum of average daily net assets allocable to Class C shares). Each Class A and Class C share of a Fund represents identical interests in the Fund’s investment portfolio and has the same rights, except that (i) Class C shares may bear the expenses of higher distribution and service fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and iv) each class has different exchange privileges.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties as officers and Trustees of the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security valuation – Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market that are not quoted by NASDAQ, are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; (7) short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost; and (8) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

If trading in a stock is halted and does not resume before a Fund calculates its net asset value, the Fund may value the security at its fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders. If an event that may change the value of a security held in a Fund’s portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund’s net asset value.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

Share valuation – On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares is determined as of the close of the regular session of trading on the New York Stock Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by 2480 Securities, LLC (the Underwriter) to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption. In addition, Class C shares of each Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized using the effective interest method.

Distributions to shareholders – The Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Large Cap Value Fund, Small Cap Value Fund and International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Investment transactions – Investment transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of March 31, 2006, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

During the year ended March 31, 2006, the Large Cap Value Fund utilized capital loss carryforwards of $894,601; the Balanced Fund utilized capital loss carryforwards of $565,123; and the International Fund utilized capital loss carryforwards of $1,626,629.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2006:

3. Distribution to Shareholders

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These “book/tax” differences are either temporary or permanent in nature and are primarily due to wash sales and the treatment of foreign currency transactions. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Large Cap Value Fund

There were no distributions for the Large Cap Value Fund for the six months ended September 30, 2006 and the fiscal years ended March 31, 2006 and 2005.

The Small Cap Value Fund

There were no distributions paid to Class A or Class C shareholders for the six month period ended September 30, 2006.

On December 29, 2005, the Fund paid capital gains distributions totaling $0.846294 for Class A and Class C shares to shareholders of record as of December 28, 2005.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

The tax of character of distributions paid during fiscal years 2006 and 2005 was as follows:

The Balanced Fund

On September 29, 2006, an income distribution of $0.0200 per share or $14,456 was paid to Class A shareholders of record as of September 28, 2006. On June 30, 2006, an income distribution of $0.0286 per share or $20,817 was paid to Class A shareholders of record as of June 29, 2006.

On March 31, 2006, an income distribution of $0.0225 per share was paid to Class A shareholders of record as of March 30, 2006. On December 29, 2005, an income distribution of $0.0137 per share was paid to Class A shareholders of record as of December 28, 2005. On September 30, 2005 an income distribution of $0.0179 per share was paid to Class A shareholders of record as of September 29, 2005. On June 30, 2005, an income distribution of $0.0129 per share was paid to Class A shareholders of record as of June 29, 2005.

The tax character of distributions paid during fiscal years 2006 and 2005 was as follows:

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

The International Fund

There were no distributions paid to Class A or Class C shareholders for the six month period ended September 30, 2006.

On December 29, 2005, an income distribution of $0.0385 per share was paid to Class A shareholders of record as of December 28, 2005. On December 29, 2005 an income distribution of $0.0624 per share was paid to Class C shareholders of record as of December 28, 2005.

The tax character of distributions paid during fiscal year 2006 and 2005 was as follows:

4. Transactions with Affiliates and Related Parties

Certain officers of the Trust are also officers or employees of Dean Investment Associates, LLC (formerly C.H. Dean & Associates, Inc.) (the Adviser) or of Unified Fund Services, Inc. (UFS), the administrative services agent, transfer and shareholder servicing agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an advisory agreement. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets of the International Fund. As of September 30, 2006, the Funds owed the Advisor $1,104, $10,279, $993 and $10,546 from the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund and the International Fund, respectively.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the annual rate of 0.50% of the Fund’s average daily net assets. Boston Safe Deposit and Trust Company, the custodian for the International Fund, and Newton Capital are affiliated by common ownership.

Pursuant to an Expense Limitation Agreement between the Adviser and the Trust, the Adviser waived a portion of its advisory fees for each Fund to the extent that the Fund’s operating expenses exceeded the applicable operating expense limit amount during the six months ended September 30, 2006. There is no obligation for the Trust to repay the amounts of the advisory fees waived. The Adviser waived fees of $33,248 for the Large Cap Value Fund, $20,128 for the Small Cap Value Fund, $32,891 for the Balanced Fund, and $37,744 for the International Fund during the six months ended September 30, 2006. The operating expense limit with respect to each class of each Fund is based on a percentage of the average daily net assets of each class of each Fund as follows:

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

ADMINISTRATION AGREEMENT

Under the terms of a Mutual Fund Services Agreement, UFS serves as administrative services agent for the Trust. UFS supplies non-investment related administrative and compliance services for the Funds. UFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, UFS receives a monthly fee from each Fund at an annual rate of 0.09% on its average daily net assets up to $100 million, 0.06% on the next $150 million of such net assets, and 0.03% on such net assets in excess of $250 million, subject to a $15,000 minimum annual fee for each Fund. In addition each Fund pays additional expenses including, but not limited to, fees for federal and state securities registration.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as transfer and shareholder servicing agent for the Trust. UFS maintains the records of each shareholder’s account, answers shareholder inquires concerning accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder servicing functions. For these services, UFS receives a monthly fee of $1.30 per active shareholder account, subject to a $2,000 minimum monthly fee for each Fund. The Trust also receives a 50% discount for a share class with assets up to $2 million and 25% for a share class with assets between $2 and $5 million. There is no discount for a share class with assets over $5 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as accounting services agent for the Trust. UFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, UFS receives a monthly fee from each Fund at a rate of 0.05% of its average daily net assets up to $100 million, 0.04% of the next $150 million of such net assets, and 0.03% of such net assets in excess of $250 million, subject to $26,000 minimum annual fees for each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by UFS in obtaining valuations of such Fund’s portfolio securities.

UNDERWRITING AGREEMENT

2480 Securities, LLC, an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $54, $42, $0, and $0 fees, from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund, respectively, during the six months ended September 30, 2006.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Underwriter for expenses related to the distribution and promotion of a Fund’s Class A shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of each Fund’s average daily net assets attributable to such shares. For the six months ended September 30, 2006, Class A shares of each Fund did not incur any distribution expenses.

The Trust also has a Plan of Distribution (Class C Plan), which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter, dealers and other organizations in an amount not to exceed 0.25% per year of each Fund’s average daily net assets attributable to Class C shares for certain account maintenance and service fees. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per year of each Fund’s average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund’s Class C shares. For the six months ended September 30, 2006, Class C shares of each Fund did not incur any expenses under the Class C Plan.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

5. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 2006:

6. Foreign Currency Translation

With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

7. Risk Associated with Foreign Securities

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Forward Foreign Currency Exchange Contracts

The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund’s Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

As of September 30, 2006, the International Fund had forward foreign currency exchange contracts outstanding as follows:

USD – U.S. Dollar	GBP – Great Britain Pound	SGD – Singapore Dollar	JPY – Japanese Yen	CHF – Swiss Franc	EUR – European Union Euro

9. Subsequent Events

Proposed Reorganization

The Trust’s Board of Trustees (the Board) has approved the reorganization of each Fund into new series of the Unified Series Trust (the Unified Trust). It is anticipated that the parties will execute a definitive reorganization agreement before the end of the year. The proposed reorganization is subject to shareholder approval.

Pursuant to the proposed reorganization, the Funds will be reorganized as follows:

•

Dean Large Cap Value Fund and Dean Balanced Fund will be reorganized into one new series of the Unified Trust with investment objectives, strategies, policies and restrictions that are substantially similar to those of the Dean Large Cap Value Fund.

•

Dean Small Cap Value Fund will be reorganized into a new series of the Unified Trust with investment objectives, strategies, policies and restrictions that are substantially similar to those of the Dean Small Cap Value Fund.

•

Dean International Fund will be reorganized into a new series of the Unified Trust (the “New International Fund”) with investment objectives, strategies, policies and restrictions that are substantially similar to those of the Dean International Fund.

The assets and liabilities of the Funds will be transferred to the applicable series (each, a New Fund and together, the New Funds) of the Unified Trust, in exchange for shares of the applicable New Fund. Shareholders of the Funds will receive Class A shares of the applicable New Fund. The total value of the New Fund Class A shares received by a shareholder will equal the total value of the applicable Fund shares held by the shareholder on the reorganization date.

No sales charges or redemption fees will be imposed in connection with the reorganization. The Trust expects to obtain an opinion of counsel that the reorganization will not result in gain or loss to the shareholders of any Fund for federal income tax purposes. The Trust and its shareholders will not bear any of the expenses of implementing the reorganization.

Dean Investment Associates, LLC will continue to serve as the investment adviser to the New Funds. Newton Capital Management, Ltd. will continue to serve as the sub-adviser to the New International Fund. Unified Fund Services, Inc. is the fund accounting agent, administrator and transfer agent for both the Trust and the Unified Trust.

The Trust expects to hold a special shareholder meeting in January 2007 to vote on the proposed reorganization and to transmit information about the meeting to shareholders in December 2006. If the shareholders approve the proposed reorganization, it is anticipated that the reorganization will take place in February 2007. The Funds will cease operations after the reorganization is completed.

DEAN FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2006 (Unaudited)

Class A Shares

Until the reorganization is completed, Class A shares of each Fund will continue to be sold and shareholders of the Funds may continue to purchase or redeem Class A shares, as described in the Prospectus.

Class C Shares

As of October 27, 2006, each Fund’s Class C shares were reclassified as Class A shares of that Fund. Information about Class A shares is located in the Prospectus on pages 23 to 29.

Class C shares are no longer available for purchase.

DEAN FAMILY OF FUNDS

OTHER INFORMATION (Unaudited)

September 30, 2006

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30, are available, without charge, upon request by calling 1-800-327-3656 or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

A complete schedule of portfolio holdings for the Funds will be filed with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DEAN Family of Funds

2480 Kettering Tower

Dayton, Ohio 45423

Board of Trustees

Dr. Sam B. Gould

Frank J. Perez

Dr. David H. Ponitz

Gilbert P. Williamson

Investment Adviser

DEAN INVESTMENT ASSOCIATES LLC

2480 Kettering Tower

Dayton, Ohio 45423

Underwriter

2480 SECURITIES LLC

2480 Kettering Tower

Dayton, Ohio 45423

Transfer Agent

UNIFIED FUND SERVICES, INC.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

Shareholder Service

Nationwide: (Toll-Free) 888-899-8343

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act) are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dean Family of Funds

By

* /s/Stephen Miller
Stephen M. Miller, President

Date 12/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

* /s/Stephen Miller

Stephen M. Miller, President

Date 12/08/2006

By

* /s/Debra Rindler
Debra E. Rindler, Treasurer

Date 12/08/2006